Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	43
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.22350%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$432,170.54

Principal:
Principal Collections	$10,331,914.04
Prepayments in Full	$3,726,829.78
Liquidation Proceeds	$79,765.29
Recoveries	$99,912.07
Sub Total	$14,238,421.18
Collections	$14,670,591.72

Purchase Amounts:
Purchase Amounts Related to Principal	$379,472.29
Purchase Amounts Related to Interest	$1,514.25
Sub Total	$380,986.54

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,051,578.26

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	43
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,051,578.26
Servicing Fee	$156,679.62	$156,679.62	$0.00	$0.00	$14,894,898.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$14,894,898.64
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$14,894,898.64
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$14,894,898.64
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$14,894,898.64
Interest - Class A-4 Notes	$107,581.39	$107,581.39	$0.00	$0.00	$14,787,317.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,787,317.25
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$14,726,406.00
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,726,406.00
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$14,679,433.00
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,679,433.00
Regular Principal Payment	$13,786,587.03	$13,786,587.03	$0.00	$0.00	$892,845.97
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$892,845.97
Residual Released to Depositor	$0.00	$892,845.97	$0.00	$0.00	$0.00
Total		$15,051,578.26

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,786,587.03
Total					$13,786,587.03
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$13,786,587.03	$114.43	$107,581.39	$0.89	$13,894,168.42	$115.32
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$13,786,587.03	$10.47	$215,465.64	$0.16	$14,002,052.67	$10.63

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	43

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$84,932,673.15	0.7049525	$71,146,086.12	0.5905220
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$150,782,673.15	0.1145043	$136,996,086.12	0.1040348

Pool Information
Weighted Average APR	2.774%	2.765%
Weighted Average Remaining Term	21.77	21.00
Number of Receivables Outstanding	21,004	20,223
Pool Balance	$188,015,542.47	$173,259,020.74
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$177,119,156.08	$163,332,569.05
Pool Factor	0.1323775	0.1219878

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,101,491.86
Yield Supplement Overcollateralization Amount	$9,926,451.69
Targeted Overcollateralization Amount	$36,262,934.62
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,262,934.62

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	43
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		75	$238,540.33
(Recoveries)		155	$99,912.07
Net Loss for Current Collection Period			$138,628.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.8848%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.8652%
Second Prior Collection Period			0.3219%
Prior Collection Period			(0.3320)%
Current Collection Period			0.9209%
Four Month Average (Current and Prior Three Collection Periods)			0.4440%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,885	$15,731,826.55
(Cumulative Recoveries)			$2,893,685.14
Cumulative Net Loss for All Collection Periods			$12,838,141.41
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.9039%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,049.38
Average Net Loss for Receivables that have experienced a Realized Loss			$3,304.54

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.25%	325	$3,895,472.93
61-90 Days Delinquent	0.29%	36	$502,919.46
91-120 Days Delinquent	0.04%	5	$69,315.37
Over 120 Days Delinquent	0.35%	45	$602,669.59
Total Delinquent Receivables	2.93%	411	$5,070,377.35

Repossession Inventory:
Repossessed in the Current Collection Period		8	$86,922.20
Total Repossessed Inventory		13	$152,766.95

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3709%
Prior Collection Period			0.3952%
Current Collection Period			0.4253%
Three Month Average			0.3971%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.6781%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	October 2019
Payment Date	11/15/2019
Transaction Month	43

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer